Long-term Debt - Schedule of Long Term Debt (Details)	Mar. 31, 2021 CAD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Accumulated amortization	$ 476,685		$ 234,858
Deferral of employment tax deposits and payments	2,361,000	$ 1,877,873	0
Other	213,000		347,000
Unamortized transaction costs (net of accumulated amortization of $476,685 and $234,858)	(199,000)		(342,000)
Borrowings	54,951,000		53,229,000
Current portion of long-term debt	35,134,000		1,143,000
Long-term debt	19,817,000		52,086,000
Senior secured revolving credit facility (the "Credit Facility")
Disclosure of detailed information about borrowings [line items]
Senior secured revolving credit facility (the “Credit Facility”)	31,023,000		37,615,000
Maturity April 3, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 3,100,000
Interest rate	5.80%	5.80%
Balance of purchase payable with a nominal value	$ 2,988,000		2,877,000
Maturity October 1, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 1,800,000
Interest rate	6.00%	6.00%
Balance of purchase payable with a nominal value	$ 1,649,000		1,556,000
Maturity December 13, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 8,579,919	$ 6,825,000
Interest rate	6.00%	6.00%
Balance of purchase payable with a nominal value	$ 7,770,000		8,232,000
Maturity February 1, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, nominal value	$ 3,258,750
Interest rate	5.70%	5.70%
Balance of purchase payable with a nominal value	$ 3,112,000		2,944,000
PPP Loan
Disclosure of detailed information about borrowings [line items]
Unsecured promissory notes	$ 6,034,000	$ 4,800,000	$ 0